PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited)
as of February 28, 2026
Description	Shares	Value
Long-Term Investments 92.4%
Common Stocks 92.3%
Biotechnology 40.9%
Abivax SA (France), ADR*	45,200	$5,481,856
Apellis Pharmaceuticals, Inc.*	594,859	12,468,245
Apogee Therapeutics, Inc.*(a)	240,387	16,827,090
Arcutis Biotherapeutics, Inc.*	391,457	10,557,595
Argenx SE (Netherlands), ADR*	59,035	45,275,122
BeOne Medicines Ltd., ADR*	87,672	27,791,147
Cabaletta Bio, Inc.*	3,518,102	11,680,099
Celcuity, Inc.*	73,339	8,192,700
Compass Pathways PLC (United Kingdom), ADR*	610,510	4,212,519
Disc Medicine, Inc.*	198,021	13,192,159
Gilead Sciences, Inc.	427,773	63,716,788
Immunovant, Inc.*	277,806	7,703,560
Insmed, Inc.*	133,269	19,901,060
Kymera Therapeutics, Inc.*	215,651	19,699,719
Mineralys Therapeutics, Inc.*	403,711	11,812,584
Newamsterdam Pharma Co. NV (Netherlands)*	534,102	18,939,257
Olema Pharmaceuticals, Inc.*	344,618	8,339,756
Palvella Therapeutics, Inc.*(a)	183,037	24,713,656
Protagonist Therapeutics, Inc.*	135,272	12,455,846
Regeneron Pharmaceuticals, Inc.	57,331	44,813,923
Revolution Medicines, Inc.*	96,874	9,883,085
Roivant Sciences Ltd.*	1,022,182	29,581,947
Scholar Rock Holding Corp.*	524,559	23,222,227
Sionna Therapeutics, Inc.*(a)	651,048	23,789,294
Tyra Biosciences, Inc.*	182,879	6,091,699
Vaxcyte, Inc.*	463,089	28,591,115
Vertex Pharmaceuticals, Inc.*	104,411	51,874,517
Viridian Therapeutics, Inc.*	459,360	13,495,997
Xenon Pharmaceuticals, Inc. (Canada)*	522,446	22,585,340
		596,889,902
Health Care Services 3.3%
CVS Health Corp.	597,350	47,728,265
Health Care Equipment 2.4%
Edwards Lifesciences Corp.*	263,382	22,774,641
Tandem Diabetes Care, Inc.*	496,296	12,556,289
		35,330,930
Health Care Supplies 0.8%
Align Technology, Inc.*	60,913	11,579,561
Life Sciences Tools & Services 10.7%
Agilent Technologies, Inc.	202,903	24,628,366
Danaher Corp.	210,865	44,416,604
Lonza Group AG (Switzerland)	65,672	45,677,700
Thermo Fisher Scientific, Inc.	78,063	40,679,410
		155,402,080
Managed Health Care 4.3%
UnitedHealth Group, Inc.	214,171	62,809,929
Pharmaceuticals 29.9%
AstraZeneca PLC (United Kingdom)	79,048	16,477,556
Bayer AG (Germany)	306,092	15,145,690
Crinetics Pharmaceuticals, Inc.*	357,533	14,694,606

PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited) (continued)
as of February 28, 2026
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	232,558	$244,648,690
LB Pharmaceuticals, Inc.*(a)	231,150	5,549,911
Merck & Co., Inc.	708,913	87,777,608
Tarsus Pharmaceuticals, Inc.*	162,644	12,282,875
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	835,523	28,290,809
UCB SA (Belgium)	36,522	10,970,603
		435,838,348

Total Common Stocks (cost $850,206,668)		1,345,579,015

	Units
Warrants* 0.1%
Biotechnology
Cabaletta Bio, Inc., expiring 09/11/26 (cost $0)	2,139,298	1,754,224

Total Long-Term Investments (cost $850,206,668)		1,347,333,239

	Shares
Short-Term Investments 9.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)	107,474,012	107,474,012
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $23,574,019; includes $23,536,891 of cash collateral for securities on loan)(b)(wb)	23,590,392	23,573,879

Total Short-Term Investments (cost $131,048,031)		131,047,891

TOTAL INVESTMENTS 101.4% (cost $981,254,699)		1,478,381,130
Liabilities in excess of other assets (1.4)%		(20,360,365)

Net Assets 100.0%		$1,458,020,765

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,427,561; cash collateral of $23,536,891 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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